Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Schedule of Revenue
	For six months ended June 30,
	2025	2024
Breakdown of revenue by geography
Israel	1,720	3,613
Europe	108	242
Asia	55	943
USA	380	558
Other	2	-
	2,265	5,356

Revenue by product group:
In-Ear Headset systems	1,008	3,389
SST Headset systems	1,197	1,655
Other	60	312
	2,265	5,356

Schedule of Revenues From Key Customers
	For six months ended June 30,
	2025	2024
Revenues from key customers, each of which is responsible for 10% or more of the total revenues reported in the Consolidated Financial Statements:
Customer 1	1,178	2,032
Customer 2	139	943
Customer 3	-	752
	1,317	3,727
	June 30,	December 31,
	2025	2024
Trade receivables balance from key customers:
Customer 1	583	648
Customer 2	176	365
Customer 3	-	-
	759	1,013